Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	12 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended
	Dec. 16, 2021	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000231758
Account Value [Line Items]
Line Graph and Table Measure Name			Federated Hermes Short Duration Corporate ETF at NAV
Accumulated Value	$ 10,000	$ 9,499		$ 9,642	$ 9,919	$ 10,677	$ 11,121
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	9,044		9,005	8,873	9,585	9,973
FEDERATED INDEX: Bloomberg US Corporate Bond 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate Bond 1-5 Year Index
Accumulated Value	$ 10,000	$ 9,498		$ 9,670	$ 10,024	$ 10,805	$ 11,299